UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21318

Name of Fund:  BlackRock Corporate High Yield Fund, Inc. (HYT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate

High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks — 0.6%
Bank of America Corp.	117,478	$2,481,135
Citigroup, Inc.	38,938	2,195,714
JPMorgan Chase & Co.	27,563	2,209,726
Wells Fargo & Co.	39,944	2,113,836

		9,000,411
Capital Markets — 2.1%
American Capital Ltd. (a)	1,522,327	26,381,927
Goldman Sachs Group, Inc.	10,926	2,395,962
Morgan Stanley	59,316	2,453,310
Uranium Participation Corp. (a)	176,860	475,296

		31,706,495
Chemicals — 0.1%
Advanced Emissions Solutions, Inc. (a)	168,580	1,520,592
Consumer Finance — 0.7%
Ally Financial, Inc.	505,976	9,826,054
Diversified Financial Services — 0.2%
Concrete Investments II S.C.A. (a)	4,997	—
Kcad Holdings I Ltd. (a)	2,223,465,984	3,090,618

		3,090,618
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)	137,800	179,139
Energy Equipment & Services (b) — 0.1%
Laricina Energy Ltd. (a)	211,764	1
Osum Oil Sands Corp. (a)	400,000	958,833

		958,834
Hotels, Restaurants & Leisure — 0.0%
Amaya, Inc.	18,788	274,134
Media — 0.0%
Emmis Communications Corp., Class A (a)	7,210	23,649
Metals & Mining — 0.1%
Peninsula Energy Ltd. (a)	2,051,920	843,892
Oil, Gas & Consumable Fuels — 0.3%
Denbury Resources, Inc.	138,760	524,513
Gener8 Maritime Corp.	965,338	3,919,272

		4,443,785
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/29/15, cost $187,463) (c)	12,175	12,175
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)	1,025	6,929

Common Stocks	Shares		Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. (a)		59,550	$3,228,205
Total Common Stocks — 4.4%			65,114,912

Asset-Backed Securities	Par (000)
Asset-Backed Securities — 3.8%
ALM Loan Funding (d)(e):
Series 2013-7R2A, Class BR, 3.64%, 10/15/27 (f)	USD	500	500,000
Series 2013-7RA, Class C, 4.33%, 4/24/24		2,340	2,340,038
Series 2013-7RA, Class D, 5.88%, 4/24/24		2,360	2,360,070
Series 2013-8A, Class CR, 4.80%, 10/15/28		1,400	1,367,800
ALM VII R-2, Ltd., Series 2013-7R2A, Class C, 4.33%, 4/24/24 (d)(e)		500	500,008
ALM XII Ltd., Series 2015-12A (d)(e):
Class C1, 4.63%, 4/16/27		1,500	1,469,902
Class D, 6.38%, 4/16/27		250	227,562
ALM XIV Ltd., Series 2014-14A, Class C, 4.34%, 7/28/26 (d)(e)		500	490,297
AMMC CLO 18, Ltd., Series 2016-18A, Class D, 5.94%, 5/26/28 (d)(e)		500	502,500
AMMC CLO 19, Ltd., Series 2016-19A, Class C, 3.68%, 10/15/28 (d)(e)		413	412,500
AMMC CLO IX, Ltd., Series 2011-9A (d)(e):
Class DR, 6.53%, 1/15/22		1,000	999,394
Class ER, 8.53%, 1/15/22		1,000	1,001,995
AMMC CLO Ltd., Series 2014-15A, Class C1, 4.29%, 12/09/26 (d)(e)		1,000	1,002,500
Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class C, 4.39%, 4/28/26 (d)(e)		500	499,951
Anchorage Capital CLO 8, Ltd., Series 2016-8A, Class D, 4.92%, 7/28/28 (d)(e)		1,000	1,002,500
Anchorage Capital CLO, Ltd., Series 2012-1A, Class DR, 8.12%, 1/13/27 (d)(e)		600	590,361
APIDOS CLO, Series 2015-20A, Class BR, 1.00%, 1/16/27 (d)(e)(f)		250	250,000
Apidos CLO XVIII, Series 2014-18A, Class C, 4.53%, 7/22/26 (d)(e)		550	542,472

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Ares XXXIX CLO, Ltd., Series 2016-39A, Class E, 8.13%, 7/18/28 (d)(e)	USD	1,000	$980,100
Ares XXXVII CLO Ltd., Series 2015-4A, Class C, 5.13%, 10/15/26 (d)(e)		1,000	990,838
Ares XXXVII CLO, Ltd., Series 2015-4A, Class D1, 7.68%, 10/15/26 (d)(e)		500	479,382
Atlas Senior Loan Fund, Ltd., Series 2012-1A (d)(e):
Class A3LR, 3.41%, 8/15/24		500	498,396
Class B1LR, 4.81%, 8/15/24		500	500,203
Atrium CDO Corp., Series 9A, Class D, 4.44%, 2/28/24 (d)(e)		750	741,068
Ballyrock CLO, Ltd., Series 2016-1A, Class C, 3.52%, 10/15/28 (d)(e)		1,000	1,000,000
Benefit Street Partners CLO, Ltd., Series 2014-IVA, Class C, 4.38%, 7/20/26 (d)(e)		500	478,492
Betony CLO, Ltd., Series 2015-1A, Class CR, 3.76%, 4/15/27 (d)(e)		250	250,000
BlueMountain CLO Ltd. (d)(e):
Series 2012-2A, Class CR, 3.48%, 11/20/28		500	500,000
Series 2015-1A, Class D, 6.33%, 4/13/27		750	716,516
Carlyle Global Market Strategies CLO Ltd. (d)(e):
Series 2012-4A, Class DR, 4.98%, 1/20/29		500	500,000
Series 2013-3A, Class B, 3.53%, 7/15/25		500	498,942
Series 2014-5A, Class C, 5.03%, 10/16/25		1,000	1,000,073
Series 2016-3A, Class D, 7.79%, 10/20/29		500	494,650
Cedar Funding, Ltd., Series 2014-3A, Class D, 4.46%, 5/20/26 (d)(e)		535	519,145
CIFC Funding 2014-V, Ltd., Series 2014-5A, Class CR, 3.56%, 1/17/27 (d)(e)		750	750,000
CIFC Funding Ltd. (d)(e):
Series 2014-2A, Class A3L, 3.78%, 5/24/26		500	500,503
Series 2014-3A, Class C1, 3.68%, 7/22/26		1,250	1,248,932
Dryden Senior Loan Fund, Series 2014-36A, Class D, 4.64%, 11/09/25 (d)(e)		1,000	969,151

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
HPS Loan Management 9-2016, Ltd., Series 9A-2016, Class D2, 7.08%, 7/19/27 (d)(e)	USD	800	$759,520
LCM X LP, Series 10AR, Class ER, 6.18%, 4/15/22 (d)(e)		1,000	991,372
LCM XIII LP, Series 13A, Class D, 4.68%, 1/19/23 (d)(e)		500	497,703
LCM XV LP, Series 15A, Class C, 4.03%, 8/25/24 (d)(e)		500	500,025
Madison Park Funding Ltd. (d)(e):
Series 2012-8AR, Class CR, 3.50%, 4/22/22		500	500,157
Series 2012-8AR, Class DR, 4.55%, 4/22/22		250	249,898
Series 2014-14A,Class D, 4.48%, 7/20/26		500	491,356
Mill Creek II CLO, Ltd., Series 2016-1A, Class E, 8.63%, 4/20/28 (d)(e)		500	499,905
Neuberger Berman CLO XIII, Ltd., Series 2012-13A, Class C, 3.73%, 1/23/24 (d)(e)		1,000	1,007,900
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.43%, 8/04/25 (d)(e)		500	480,126
Neuberger Berman CLO XVIII Ltd., Series 2014-18A (d)(e):
Class BR, 3.43%, 11/14/27		500	500,000
Class CR, 5.13%, 11/14/27		1,500	1,500,000
Neuberger Berman Clo XX, Ltd., Series 2015-20A, Class E, 7.33%, 1/15/28 (d)(e)		500	463,963
OCP CLO, Series 2014-7A, Class A1A, 2.48%, 10/20/26 (d)(e)		500	499,993
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 5.83%, 4/15/27 (d)(e)		500	500,598
Octagon Investment Partners 27, Ltd., Series 2016-1A, Class E, 7.76%, 7/15/27 (d)(e)		1,000	987,000
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 6.28%, 5/05/23 (d)(e)		1,200	1,175,188
Octagon Investment Partners XVII, Ltd., Series 2013-1A, Class A2R, 2.61%, 10/25/25 (d)(e)		1,500	1,500,000
Octagon Investment Partners XXII Ltd., Series 2014-1A (d)(e):
Class C1, 4.13%, 11/25/25		1,000	1,000,377
Class D1, 4.78%, 11/25/25		1,000	977,200
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (e)		200	197,022

2	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
OZLM IX Ltd., Series 2014-9A, Class C, 4.48%, 1/20/27 (d)(e)	USD	1,000	$974,551
OZLM XII Ltd., Series 2015-12A, Class D, 6.29%, 4/30/27 (d)(e)		250	217,415
Race Point IX CLO, Ltd., Series 2015-9A, Class A1, 2.39%, 4/15/27 (d)(e)		500	498,856
Race Point VII CLO Ltd., Series 2012-7A, Class CR, 2.65%, 11/08/24 (d)(e)		2,000	2,000,000
Sound Point Clo XII, Ltd., Series 2016-2A, Class E, 7.28%, 10/20/28 (d)(e)		500	457,509
Symphony CLO Ltd., Series 2016-17A, Class D, 5.76%, 4/15/28 (d)(e)		250	252,500
Symphony CLO XI, Ltd., Series 2013-11A, Class B1, 3.08%, 1/17/25 (d)(e)		500	500,300
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.40%, 6/10/25 (d)(e)		1,000	981,846
Venture XIX CLO Ltd., Series 2014-19A, Class C, 4.18%, 1/15/27 (d)(e)		700	700,000
Venture XVII CLO, Ltd., Series 2014-17A, Class B1, 2.98%, 7/15/26 (d)(e)		500	500,019
Voya CLO Ltd. (d)(e):
Series 2014-4A, Class C, 4.88%, 10/14/26		1,750	1,721,340
Series 2016-3A, Class C, 4.67%, 10/18/27		1,000	980,000
Series 2016-3A, Class D, 7.67%, 10/18/27		500	475,000
Westcott Park Clo, Ltd., Series 2016-1A (d)(e):
Class D, 5.23%, 7/20/28		500	502,500
Class E, 8.08%, 7/20/28		500	490,000
Total Asset-Backed Securities - 3.8%			56,207,380

Corporate Bonds
Aerospace & Defense — 2.3%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (e)		3,118	2,439,835
Bombardier, Inc. (e):
7.50%, 3/15/18		68	73,032
5.50%, 9/15/18		2,251	2,404,518

Corporate Bonds	Par (000)		Value
Aerospace & Defense (continued)
Bombardier, Inc. (e) (continued):
8.75%, 12/01/21	USD	1,520	$1,508,600
6.00%, 10/15/22		1,226	1,075,815
6.13%, 1/15/23		2,181	1,881,113
7.50%, 3/15/25		3,626	3,223,151
KLX, Inc., 5.88%, 12/01/22 (e)		3,539	3,618,627
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (e)		100	99,500
TransDigm, Inc.:
5.50%, 10/15/20		1,563	1,604,029
6.00%, 7/15/22		7,958	8,196,740
6.50%, 7/15/24		4,160	4,310,800
6.38%, 6/15/26 (e)		3,459	3,519,533

			33,955,293
Air Freight & Logistics — 0.6%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (e)		1,321	1,249,996
National Air Cargo Group, Inc.:
11.88%, 5/02/18		475	474,571
11.88%, 5/08/18		537	536,622
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	383	424,731
6.50%, 6/15/22 (e)	USD	4,105	4,253,806
6.13%, 9/01/23 (e)		1,317	1,346,633

			8,286,359
Airlines — 1.6%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (e)		6,255	6,262,855
Continental Airlines Pass-Through Trust, Series 1997-4, Class B, 6.90%, 7/02/18		106	107,431
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		701	702,951
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1, Class B, 7.50%, 5/10/25 (e)		1,895	1,904,475
US Airways Pass-Through Trust:
Series 2012-2, Class C, 5.45%, 6/03/18		5,720	5,691,400
Series 2013-1, Class B, 5.38%, 5/15/23		4,596	4,757,172
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (e)		4,160	4,222,154

			23,648,438
Auto Components — 1.4%
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	250	259,252

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Auto Components (continued)
Allison Transmission, Inc., 5.00%, 10/01/24 (e)	USD	827	$833,203
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	725	777,381
Faurecia, 3.63%, 6/15/23		300	323,506
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		400	459,212
4.75%, 7/15/22		1,217	1,388,187
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	110,915
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	471	467,468
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		7,711	7,768,833
IHO Verwaltungs GmbH (g):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	600	643,690
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		475	501,764
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21 (e)	USD	1,280	1,282,680
(3.75 Cash or 4.50% PIK), 3.75%, 9/15/26	EUR	325	335,492
(4.50% Cash or 5.25% PIK), 4.50%, 9/15/23 (e)	USD	1,367	1,321,035
Jaguar Land Rover Automotive PLC, 3.88%, 3/01/23	GBP	204	256,150
Schaeffler Finance BV:
4.75%, 5/15/23 (e)	USD	1,440	1,452,600
3.25%, 5/15/25	EUR	100	112,259
UCI International, Inc., 8.63%, 2/15/19 (a)(h)	USD	7,080	1,770,000

			20,063,627
Banks — 1.6%
Allied Irish Banks PLC, 4.13%, 11/26/25 (d)	EUR	820	849,522
Banco Espirito Santo SA (a)(h):
4.75%, 1/15/18		1,900	573,909
4.00%, 1/21/19		1,100	332,263
Bank of Ireland, 4.25%, 6/11/24 (d)		540	576,177
Bankia SA, 4.00%, 5/22/24 (d)		1,600	1,681,312
CIT Group, Inc.:
5.25%, 3/15/18	USD	4,320	4,467,830
6.63%, 4/01/18 (e)		1,400	1,470,000
5.50%, 2/15/19 (e)		6,919	7,303,869
5.00%, 8/01/23		560	576,800
6.00%, 4/01/36		2,800	2,702,000
Commerzbank AG, 7.75%, 3/16/21	EUR	400	498,203

Corporate Bonds	Par (000)		Value
Banks (continued)
HSH Nordbank AG, 0.49%, 2/14/17 (d)	EUR	810	$834,956
Ibercaja Banco SA, 5.00%, 7/28/25 (d)		600	597,323
Intesa Sanpaolo SpA:
6.63%, 9/13/23		1,100	1,339,141
3.93%, 9/15/26		200	209,577

			24,012,882
Beverages — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 5/15/23		275	299,110
Guala Closures SpA, 4.75%, 11/15/21 (d)		100	107,956
Horizon Holdings I SASU, 7.25%, 8/01/23		100	110,754
OI European Group BV, 3.13%, 11/15/24		100	103,776

			621,596
Biotechnology — 0.1%
Senvion Holding GmbH, 6.63%, 11/15/20		700	775,414
Building Materials — 0.1%
Cemex Finance LLC, 4.63%, 6/15/24		400	423,440
Dry Mix Solutions Investissements SAS, 5.50%, 3/15/23 (d)		200	216,209
Titan Global Finance PLC, 3.50%, 6/17/21		100	109,599

			749,248
Building Products — 1.9%
American Builders & Contractors Supply Co., Inc. (e):
5.63%, 4/15/21	USD	1,315	1,357,737
5.75%, 12/15/23		982	1,006,550
BMBG Bond Finance SCA, 3.00%, 6/15/21	EUR	225	246,813
Builders FirstSource, Inc., 5.63%, 9/01/24 (e)	USD	573	575,865
Building Materials Corp. of America (e):
5.38%, 11/15/24		665	676,637
6.00%, 10/15/25		4,118	4,282,720
CPG Merger Sub LLC, 8.00%, 10/01/21 (e)		4,330	4,459,900
Louisiana-Pacific Corp., 4.88%, 9/15/24 (e)		630	611,888
Masonite International Corp., 5.63%, 3/15/23 (e)		2,950	3,001,625
Ply Gem Industries, Inc., 6.50%, 2/01/22		3,735	3,847,050

4	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Building Products (continued)
Standard Industries, Inc. (e):
5.13%, 2/15/21	USD	284	$295,360
5.50%, 2/15/23		1,576	1,619,340
USG Corp.:
8.25%, 1/15/18		4,320	4,557,600
5.88%, 11/01/21 (e)		385	401,963
5.50%, 3/01/25 (e)		1,314	1,348,624

			28,289,672
Capital Markets — 1.7%
Blackstone CQP Holdco LP, 9.30%, 3/19/19		20,762	20,917,335
E*Trade Financial Corp.:
5.38%, 11/15/22		1,232	1,305,628
4.63%, 9/15/23		1,507	1,530,416
Series A, 0.00%, 8/31/19 (i)(j)		373	1,246,999

			25,000,378
Chemicals — 2.0%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	225	233,618
Axalta Coating Systems LLC, 4.88%, 8/15/24 (e)	USD	1,686	1,677,570
CF Industries, Inc.:
7.13%, 5/01/20		860	928,800
4.95%, 6/01/43		2,635	2,088,238
Chemours Co.:
6.63%, 5/15/23		375	370,313
7.00%, 5/15/25		1,387	1,366,195
Huntsman International LLC:
4.88%, 11/15/20		286	293,865
5.13%, 4/15/21	EUR	379	428,797
5.13%, 11/15/22	USD	714	724,710
Ineos Finance PLC, 4.00%, 5/01/23	EUR	548	592,414
Inovyn Finance PLC, 6.25%, 5/15/21		200	222,568
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	6,758	6,318,730
Montichem Holdco 3 SA, 5.25%, 6/15/21	EUR	211	224,746
NOVA Chemicals Corp. (e):
5.25%, 8/01/23	USD	349	349,960
5.00%, 5/01/25		415	404,625
Platform Specialty Products Corp. (e):
10.38%, 5/01/21		1,818	1,986,165
6.50%, 2/01/22		7,764	7,647,540
PQ Corp., 6.75%, 11/15/22 (e)		2,197	2,323,327
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	394	405,696
Versum Materials, Inc., 5.50%, 9/30/24 (e)	USD	1,104	1,126,080

Corporate Bonds	Par (000)		Value
Chemicals (continued)
WR Grace & Co-Conn, 5.13%, 10/01/21 (e)	USD	232	$243,600

			29,957,557
Commercial Services & Supplies — 1.4%
AA Bond Co., Ltd., 5.50%, 7/31/43	GBP	400	502,106
ADS Waste Holdings, Inc., 8.25%, 10/01/20	USD	1,341	1,396,316
ADT Corp.:
3.50%, 7/15/22		3,337	3,145,122
4.13%, 6/15/23		537	511,493
4.88%, 7/15/32 (e)		1,678	1,392,740
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (e)		1,563	1,547,370
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/01/23		45	43,481
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.50%, 12/01/18 (g)	EUR	428	462,111
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (e)	USD	1,875	1,889,063
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		2,929	2,299,265
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	100	132,002
Mobile Mini, Inc., 5.88%, 7/01/24	USD	2,683	2,776,905
Silk Bidco AS, 7.50%, 2/01/22	EUR	247	270,945
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	1,992	2,106,540
5.75%, 11/15/24		1,354	1,401,390
Verisure Holding AB, 6.00%, 11/01/22	EUR	185	212,021

			20,088,870
Communications Equipment — 1.8%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	6,411	6,715,522
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (e)		2,125	2,215,313
CommScope, Inc. (e):
5.00%, 6/15/21		2,278	2,306,475
5.50%, 6/15/24		2,169	2,220,188
Nokia OYJ, 6.63%, 5/15/39		3,513	3,635,955
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		4,466	4,655,805
6.38%, 5/15/25		4,457	4,635,280

			26,384,538
Construction & Engineering — 0.4%
AECOM Co., 5.75%, 10/15/22		716	750,010

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Construction & Engineering (continued)
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (e)	USD	2,187	$2,099,520
Engility Corp., 8.88%, 9/01/24 (e)		1,728	1,775,520
Novafives SAS, 4.50%, 6/30/21	EUR	320	288,618
Swissport Investments SA, 6.75%, 12/15/21		827	933,687
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23	USD	862	784,420

			6,631,775
Construction Materials — 1.4%
American Tire Distributors, Inc., 10.25%, 3/01/22 (e)		1,839	1,714,867
Autodis SA:
4.38%, 5/01/22	EUR	150	161,731
4.38%, 5/01/22 (d)		100	107,840
Beacon Roofing Supply, Inc., 6.38%, 10/01/23	USD	566	601,375
HD Supply, Inc. (e):
5.25%, 12/15/21		10,967	11,570,185
5.75%, 4/15/24		3,888	3,975,480
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	200	219,919
PulteGroup, Inc., 5.50%, 3/01/26	USD	1,373	1,360,986
Rexel SA, 3.50%, 6/15/23	EUR	972	1,049,490

			20,761,873
Consumer Finance — 2.3%
Alliance Data Systems Corp. (e):
5.25%, 12/01/17	USD	150	151,125
5.88%, 11/01/21		3,207	3,215,017
5.38%, 8/01/22		503	479,108
Ally Financial, Inc.:
5.13%, 9/30/24		1,230	1,230,000
4.63%, 3/30/25		904	876,880
8.00%, 11/01/31		18,930	21,485,550
Navient Corp.:
6.63%, 7/26/21		1,074	1,120,987
5.50%, 1/25/23		932	885,400
7.25%, 9/25/23		890	901,125
6.13%, 3/25/24		642	607,493
5.88%, 10/25/24		723	668,775
5.63%, 8/01/33		1,821	1,475,010
OneMain Financial Holdings LLC (e):
6.75%, 12/15/19		1,451	1,476,392
7.25%, 12/15/21		275	275,688

			34,848,550
Containers & Packaging — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (e)		1,458	1,485,337

Corporate Bonds	Par (000)		Value
Containers & Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (continued):
4.16%, 5/15/21 (d)(e)	USD	693	$706,860
6.00%, 6/30/21 (e)		1,752	1,767,330
4.25%, 1/15/22	EUR	991	1,077,157
6.75%, 5/15/24		450	497,798
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (e):
6.25%, 1/31/19	USD	3,868	3,930,855
4.63%, 5/15/23		1,738	1,715,189
7.25%, 5/15/24		7,160	7,482,200
Ball Corp.:
5.00%, 3/15/22		710	747,275
4.00%, 11/15/23		1,374	1,345,661
Crown European Holdings SA:
4.00%, 7/15/22	EUR	558	643,143
3.38%, 5/15/25		503	530,865
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (g)		300	341,420
Lecta SA, 6.50%, 8/01/23		225	236,678
Norske Skog, 11.75%, 12/15/19		228	215,065
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20	USD	6,454	6,639,552
8.25%, 2/15/21		2,208	2,279,437
4.38%, 7/15/21 (d)(e)		3,894	3,976,747
5.13%, 7/15/23 (e)		1,259	1,271,590
7.00%, 7/15/24 (e)		4,659	4,918,157
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	150	165,138
Sealed Air Corp.:
4.88%, 12/01/22 (e)	USD	709	724,953
4.50%, 9/15/23	EUR	560	639,276
6.88%, 7/15/33 (e)	USD	700	721,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (e)		1,241	1,250,308
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	EUR	376	403,066
Stora Enso OYJ, 2.13%, 6/16/23		175	187,482
Verallia Packaging SASU, 5.13%, 8/01/22		675	745,803

			46,645,342
Diversified Consumer Services — 0.8%
APX Group, Inc.:
6.38%, 12/01/19	USD	578	592,450
8.75%, 12/01/20		627	614,460
7.88%, 12/01/22		975	1,040,813
Cognita Financing PLC, 7.75%, 8/15/21	GBP	225	295,618

6	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Diversified Consumer Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (e)	USD	7,349	$7,900,175
Service Corp. International, 5.38%, 5/15/24		1,100	1,144,110
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	300	319,771

			11,907,397
Diversified Financial Services — 1.3%
Aircastle Ltd.:
7.63%, 4/15/20	USD	128	143,840
5.13%, 3/15/21		643	676,758
5.50%, 2/15/22		2,119	2,224,950
Arrow Global Finance PLC, 5.13%, 9/15/24	GBP	125	154,075
Deutsche Bank AG, 4.25%, 10/14/21 (e)	USD	525	516,997
DFC Finance Corp., 12.00%, 6/16/20 (e)(g)		2,035	1,170,224
FBM Finance, Inc., 8.25%, 8/15/21 (e)		625	646,875
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	225	289,262
HRG Group, Inc., 7.88%, 7/15/19	USD	2,745	2,861,663
Jefferies Finance LLC/JFIN Co-Issuer Corp. (e):
7.38%, 4/01/20		2,695	2,634,363
6.88%, 4/15/22		2,552	2,398,880
Lehman Brother Holding Escrow, 1.00%, 9/22/18		430	25,370
Lehman Brothers Holdings, Inc.:
4.75%, 1/16/17	EUR	1,890	142,221
1.00%, 2/05/17		3,950	308,957
5.38%, 10/17/17		350	26,337
1.00%, 12/31/49	USD	1,535	90,565
Lincoln Finance Ltd., 6.88%, 4/15/21	EUR	100	113,404
Mercury Bondco PLC, (8.25% Cash, 9.00% PIK), 8.25%, 5/30/21 (g)		564	616,938
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (e)	USD	2,100	2,063,250
ProGroup AG, 5.13%, 5/01/22	EUR	206	232,520
UniCredit SpA:
6.95%, 10/31/22		375	436,911
5.75%, 10/28/25 (d)		700	761,938
4.38%, 1/03/27 (d)		675	694,502
WMG Acquisition Corp., 4.13%, 11/01/24		250	270,068

			19,500,868

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services — 3.4%
CenturyLink, Inc.:
6.45%, 6/15/21	USD	5,696	$5,877,560
Series U, 7.65%, 3/15/42		503	425,790
Series Y, 7.50%, 4/01/24		1,426	1,472,188
Cincinnati Bell, Inc., 7.00%, 7/15/24 (e)		2,152	2,248,840
Consolidated Communications, Inc., 6.50%, 10/01/22		1,020	989,400
Frontier Communications Corp.:
8.50%, 4/15/20		2,275	2,366,000
6.25%, 9/15/21		2,025	1,898,437
7.13%, 1/15/23		1,330	1,153,775
7.63%, 4/15/24		1,897	1,636,163
6.88%, 1/15/25		4,856	3,933,360
11.00%, 9/15/25		950	952,375
Level 3 Financing, Inc.:
5.38%, 8/15/22		315	320,513
5.63%, 2/01/23		1,551	1,574,265
5.13%, 5/01/23		3,232	3,227,960
5.38%, 1/15/24		1,771	1,779,855
5.38%, 5/01/25		2,302	2,290,490
5.25%, 3/15/26 (e)		1,973	1,938,472
OTE PLC, 3.50%, 7/09/20	EUR	300	323,316
SBA Communications Corp., 4.88%, 9/01/24 (e)	USD	4,119	3,969,686
SoftBank Group Corp., 4.75%, 7/30/25	EUR	310	352,374
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	831	793,605
6.00%, 9/30/34		3,879	3,626,865
7.20%, 7/18/36		690	689,793
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	380	502,945
Telecom Italia SpA:
6.38%, 6/24/19	GBP	900	1,227,026
3.25%, 1/16/23	EUR	300	323,411
5.88%, 5/19/23	GBP	400	550,055
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	1,982	2,310,684
Windstream Corp., 7.75%, 10/01/21	USD	964	959,180
Windstream Services LLC, 7.50%, 6/01/22		841	794,484

			50,508,867
Electric Utilities — 0.0%
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	454	508,959
Electrical Equipment — 0.2%
Areva SA, 4.88%, 9/23/24		450	475,740
Belden, Inc., 5.50%, 4/15/23		672	758,839
Trionista Holdco GmbH, 5.00%, 4/30/20		1,405	1,527,418

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Electrical Equipment (continued)
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	418	$466,276

			3,228,273
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	4,354	4,375,770
5.50%, 12/01/24		4,917	5,039,925

			9,415,695
Energy Equipment & Services — 0.9%
Ensco PLC, 4.50%, 10/01/24		614	491,200
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	110	108,143
6.00%, 7/15/22 (e)	USD	1,742	1,663,610
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		283	284,415
6.75%, 8/01/22		2,236	2,286,310
Noble Holding International Ltd., 4.63%, 3/01/21		155	123,225
Transocean, Inc.:
4.25%, 10/15/17		1,339	1,338,331
6.00%, 3/15/18		3,455	3,476,594
7.38%, 4/15/18		175	178,500
5.55%, 10/15/22		2,075	1,831,187
9.00%, 7/15/23 (e)		248	251,100
Weatherford International Ltd., 9.88%, 2/15/24 (e)		1,020	1,050,600

			13,083,215
Environmental, Maintenance, & Security Service — 0.0%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	380	411,943
Food & Staples Retailing — 2.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (e):
6.63%, 6/15/24	USD	1,082	1,118,355
5.75%, 3/15/25		1,864	1,829,143
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	326	413,293
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	200	244,837
3.31%, 1/25/23		600	688,570
3.25%, 3/07/24		600	666,959
2.33%, 2/07/25		200	207,402
Dollar Tree, Inc.:
5.25%, 3/01/20	USD	262	270,515
5.75%, 3/01/23		13,049	13,929,807
Family Dollar Stores, Inc., 5.00%, 2/01/21		1,434	1,534,380

Corporate Bonds	Par (000)		Value
Food & Staples Retailing (continued)
Iceland Bondco PLC, 6.25%, 7/15/21	GBP	100	$122,900
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24	USD	445	468,363
Rite Aid Corp.:
9.25%, 3/15/20		2,080	2,176,200
6.75%, 6/15/21		1,091	1,149,988
6.13%, 4/01/23 (e)		8,611	9,204,298
7.70%, 2/15/27		256	316,160
Tesco PLC:
5.00%, 3/24/23	GBP	230	306,196
6.00%, 12/14/29		200	266,334

			34,913,700
Food Products — 1.6%
Acosta, Inc., 7.75%, 10/01/22 (e)	USD	2,302	1,904,905
Aramark Services, Inc.:
5.75%, 3/15/20		321	328,223
5.13%, 1/15/24		1,712	1,757,659
5.13%, 1/15/24 (e)		203	208,414
Darling Global Finance BV, 4.75%, 5/30/22	EUR	100	110,489
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (e)	USD	1,079	1,079,000
JBS USA LLC/JBS USA Finance, Inc. (e):
7.25%, 6/01/21		340	350,200
5.88%, 7/15/24		737	733,315
5.75%, 6/15/25		1,962	1,922,760
Post Holdings, Inc. (e):
7.75%, 3/15/24		4,599	5,070,397
8.00%, 7/15/25		1,826	2,050,233
5.00%, 8/15/26		2,709	2,563,391
Smithfield Foods, Inc.:
5.88%, 8/01/21 (e)		891	925,526
6.63%, 8/15/22		1,516	1,597,485
TreeHouse Foods, Inc., 6.00%, 2/15/24 (e)		976	1,012,600
WhiteWave Foods Co., 5.38%, 10/01/22		1,255	1,383,638

			22,998,235
Health Care Equipment & Supplies — 0.8%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (e)		3,373	2,816,455
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (e)		6,387	5,572,657
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (e)		1,055	1,139,400

8	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (continued)
IDH Finance PLC, 6.25%, 8/15/22	GBP	225	$263,925
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (e):
4.88%, 4/15/20	USD	980	960,400
5.75%, 8/01/22		1,250	1,165,625
Teleflex, Inc., 4.88%, 6/01/26		684	677,160

			12,595,622
Health Care Providers & Services — 6.6%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		502	485,685
5.63%, 2/15/23		932	918,020
6.50%, 3/01/24		434	431,830
Alere, Inc., 6.38%, 7/01/23 (e)		2,103	2,121,401
Amsurg Corp., 5.63%, 7/15/22		5,476	5,592,365
Centene Corp.:
5.63%, 2/15/21		2,516	2,591,480
4.75%, 5/15/22		2,852	2,809,220
6.13%, 2/15/24		391	397,295
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		427	416,325
8.00%, 11/15/19		224	176,400
6.88%, 2/01/22		2,984	1,989,955
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		788	778,150
5.00%, 5/01/25		2,669	2,602,275
Envision Healthcare Corp., 5.13%, 7/01/22 (e)		835	822,475
HCA Holdings, Inc., 6.25%, 2/15/21		5	5,248
HCA, Inc.:
3.75%, 3/15/19		2,911	2,976,497
6.50%, 2/15/20		4,735	5,155,231
7.50%, 2/15/22		1,059	1,178,138
5.88%, 3/15/22		1,840	1,975,700
4.75%, 5/01/23		512	515,840
5.88%, 5/01/23		4,096	4,208,640
5.00%, 3/15/24		4,475	4,486,187
5.38%, 2/01/25		4,860	4,756,725
5.25%, 4/15/25		813	819,098
5.88%, 2/15/26		3,125	3,113,281
5.25%, 6/15/26		4,406	4,410,758
4.50%, 2/15/27		2,772	2,612,610
HealthSouth Corp.:
5.13%, 3/15/23		2,840	2,797,400
5.75%, 11/01/24		2,360	2,365,900
5.75%, 9/15/25		835	832,913
Hologic, Inc., 5.25%, 7/15/22 (e)		1,930	2,002,375
HomeVi SAS, 6.88%, 8/15/21	EUR	141	159,018
MEDNAX, Inc., 5.25%, 12/01/23 (e)	USD	1,134	1,151,010

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (e)	USD	4,698	$4,938,772
New Amethyst Corp., 6.25%, 12/01/24 (e)(f)		837	866,295
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (e)		2,189	2,180,791
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (e)		424	426,120
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (e)		388	405,460
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (e)		2,641	2,693,820
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,308	1,363,590
4.75%, 6/01/20		1,805	1,784,694
4.35%, 6/15/20 (d)		1,432	1,432,000
6.00%, 10/01/20		3,835	3,906,906
4.50%, 4/01/21		74	71,780
4.38%, 10/01/21		525	500,063
7.50%, 1/01/22 (e)(f)		949	975,691
8.13%, 4/01/22		1,933	1,768,695
6.75%, 6/15/23		6,195	5,296,725
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	586	737,162
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	1,066	1,092,650

			98,096,659
Hotels, Restaurants & Leisure — 3.8%
Boyd Gaming Corp., 6.88%, 5/15/23		1,096	1,164,500
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		4,753	4,966,885
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (e)(g)		654	644,190
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	225	251,408
5.88%, 5/15/23		206	223,514
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		260	272,116
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	275	363,161
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (j)		400	439,922
ESH Hospitality, Inc., 5.25%, 5/01/25 (e)	USD	3,890	3,763,575
International Game Technology PLC:
6.25%, 2/15/22 (e)		400	425,000

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC (continued):
4.75%, 2/15/23	EUR	310	$349,614
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (e):
5.00%, 6/01/24	USD	255	257,550
5.25%, 6/01/26		1,176	1,187,760
MGM Resorts International:
8.63%, 2/01/19		790	876,900
6.75%, 10/01/20		2,727	2,986,065
6.63%, 12/15/21		1,130	1,234,525
7.75%, 3/15/22		610	696,925
4.63%, 9/01/26		1,414	1,346,835
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (e)		8,737	9,152,007
New Red Finance, Inc., 6.00%, 4/01/22 (e)		4,455	4,644,337
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	300	374,477
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	439	481,831
Regal Entertainment Group, 5.75%, 2/01/25	USD	489	491,445
Sabre GLBL, Inc. (e):
5.38%, 4/15/23		1,516	1,534,950
5.25%, 11/15/23		807	817,088
Scientific Games International, Inc.:
7.00%, 1/01/22 (e)		683	720,565
10.00%, 12/01/22		3,069	2,877,188
Six Flags Entertainment Corp., 5.25%, 1/15/21 (e)		3,247	3,346,845
Snai SpA, 6.38%, 11/07/21	EUR	225	240,851
Station Casinos LLC, 7.50%, 3/01/21	USD	5,785	6,059,787
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(h)		1,850	—
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	722	970,480
Series A4, 5.66%, 6/30/27		764	1,002,233
Series N, 6.46%, 3/30/32		1,000	1,076,536
Vue International Bidco PLC, 7.88%, 7/15/20		520	676,519
Yum! Brands, Inc., 3.88%, 11/01/23	USD	721	688,555

			56,606,139
Household Durables — 1.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (e)		1,604	1,612,020

Corporate Bonds	Par (000)		Value
Household Durables (continued)
CalAtlantic Group, Inc.:
8.38%, 1/15/21	USD	2,680	$3,115,500
5.25%, 6/01/26		255	247,350
Lennar Corp.:
4.50%, 11/15/19		2,482	2,571,972
4.75%, 4/01/21		314	322,635
4.75%, 11/15/22		1,753	1,783,677
4.88%, 12/15/23		968	953,480
PulteGroup, Inc., 6.38%, 5/15/33		2,805	2,812,012
Riverbed Technology, Inc., 8.88%, 3/01/23 (e)		2,192	2,285,160
Ryland Group, Inc., 6.63%, 5/01/20		1,160	1,273,100
Standard Pacific Corp., 5.88%, 11/15/24		1,650	1,695,375
Tempur Sealy International, Inc., 5.50%, 6/15/26		289	287,555
TRI Pointe Group, Inc.:
4.38%, 6/15/19		1,060	1,075,900
4.88%, 7/01/21		1,275	1,297,313
5.88%, 6/15/24		770	780,588

			22,113,637
Household Products — 0.4%
Mobilux Finance SAS, 5.50%, 11/15/24	EUR	100	106,603
Prestige Brands, Inc., 6.38%, 3/01/24 (e)	USD	1,026	1,072,170
Spectrum Brands, Inc.:
6.63%, 11/15/22		1,385	1,468,100
6.13%, 12/15/24		1,832	1,941,920
5.75%, 7/15/25		1,031	1,069,663

			5,658,456
Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp.:
6.00%, 1/15/22 (e)		251	261,979
5.38%, 1/15/23		514	496,221
5.88%, 1/15/24 (e)		1,999	2,091,454
Dynegy, Inc.:
6.75%, 11/01/19		4,240	4,282,400
7.38%, 11/01/22		1,735	1,648,250
7.63%, 11/01/24		805	740,600
8.00%, 1/15/25 (e)		167	153,640
MPM Escrow LLC, 8.88%, 10/15/20		3,738	—
NRG Energy, Inc.:
7.88%, 5/15/21		427	443,013
6.63%, 3/15/23		210	208,950
6.25%, 5/01/24		185	178,988
7.25%, 5/15/26 (e)		1,452	1,419,330
6.63%, 1/15/27 (e)		4,170	3,857,250

10	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
NRG Yield Operating LLC, 5.38%, 8/15/24	USD	645	$640,162
QEP Resources, Inc., 5.38%, 10/01/22		2,563	2,492,517

			18,914,754
Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (e)		1,898	1,913,421
Insurance — 0.8%
Assicurazioni Generali SpA, 7.75%, 12/12/42 (d)	EUR	400	487,599
BNP Paribas Cardif SA, 4.03% (d)(k)		100	103,215
Credit Agricole Assurances SA, 4.50% (d)(k)		200	202,961
HUB International Ltd. (e):
9.25%, 2/15/21	USD	874	900,220
7.88%, 10/01/21		5,484	5,600,535
Old Mutual PLC, 8.00%, 6/03/21	GBP	100	139,696
Pension Insurance Corp. PLC, 6.50%, 7/03/24		275	322,641
Radian Group, Inc., 7.00%, 3/15/21	USD	366	398,373
TMF Group Holding BV, 9.88%, 12/01/19	EUR	570	633,942
Wayne Merger Sub LLC, 8.25%, 8/01/23 (e)	USD	2,687	2,720,588

			11,509,770
Internet Software & Services — 0.6%
Equinix, Inc.:
5.38%, 1/01/22		1,110	1,157,175
5.88%, 1/15/26		2,567	2,663,288
Netflix, Inc.:
5.50%, 2/15/22		2,087	2,233,090
5.75%, 3/01/24		382	403,965
5.88%, 2/15/25		241	257,897
4.38%, 11/15/26 (e)		905	881,253

			7,596,668
IT Services — 2.4%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (e)		1,349	1,382,725
First Data Corp. (e):
7.00%, 12/01/23		11,424	11,959,557
5.75%, 1/15/24		16,045	16,245,562
Western Digital Corp., 10.50%, 4/01/24 (e)		751	869,283

Corporate Bonds	Par (000)		Value
IT Services (continued)
WEX, Inc., 4.75%, 2/01/23 (e)	USD	4,804	$4,719,930

			35,177,057
Machinery — 0.2%
Gardner Denver, Inc., 6.88%, 8/15/21 (e)		730	719,050
SPX FLOW, Inc. (e):
5.63%, 8/15/24		993	975,622
5.88%, 8/15/26		993	970,658
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	490	549,006

			3,214,336
Media — 14.9%
Adria Bidco BV, 7.88%, 11/15/20		350	385,971
Altice Financing SA:
5.25%, 2/15/23		485	536,644
7.50%, 5/15/26 (e)	USD	1,609	1,631,124
Altice Finco SA, 9.00%, 6/15/23	EUR	100	119,763
Altice Luxembourg SA:
7.25%, 5/15/22		300	338,558
7.75%, 5/15/22 (e)	USD	2,649	2,774,828
7.63%, 2/15/25 (e)		653	669,325
Altice US Finance I Corp. (e):
5.38%, 7/15/23		6,270	6,340,537
5.50%, 5/15/26		2,435	2,410,650
AMC Networks, Inc.:
4.75%, 12/15/22		1,613	1,615,016
5.00%, 4/01/24		756	757,890
Cablevision Systems Corp.:
8.63%, 9/15/17		783	814,320
7.75%, 4/15/18		1,393	1,464,391
8.00%, 4/15/20		2,224	2,390,800
CBS Radio, Inc., 7.25%, 11/01/24 (e)		1,552	1,630,562
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		1,235	1,281,313
5.13%, 5/01/23 (e)		678	694,526
5.88%, 4/01/24 (e)		1,854	1,962,923
5.75%, 2/15/26 (e)		1,227	1,260,743
5.50%, 5/01/26 (e)		3,108	3,139,080
5.88%, 5/01/27 (e)		6,267	6,392,340
Cellnex Telecom SA, 2.38%, 1/16/24	EUR	200	206,842
Cequel Communications Holdings I LLC/Cequel Capital Corp. (e):
5.13%, 12/15/21	USD	6,152	6,065,742
7.75%, 7/15/25		6,509	6,964,630
Clear Channel International BV, 8.75%, 12/15/20 (e)		3,146	3,287,570

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Media (continued)
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22	USD	16,407	$16,437,120
Series B, 7.63%, 3/15/20		5,090	5,020,012
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (e)		2,647	2,815,746
CSC Holdings LLC:
10.13%, 1/15/23 (e)		4,000	4,610,000
5.25%, 6/01/24		6,865	6,435,251
6.63%, 10/15/25 (e)		1,341	1,448,280
10.88%, 10/15/25 (e)		4,636	5,400,940
DISH DBS Corp.:
6.75%, 6/01/21		134	144,050
5.88%, 7/15/22		3,354	3,471,390
5.00%, 3/15/23		2,119	2,092,513
5.88%, 11/15/24		1,001	1,014,764
7.75%, 7/01/26		4,897	5,405,064
DISH Network Corp., 3.38%, 8/15/26 (e)(j)		1,894	2,116,545
eircom Finance DAC, 4.50%, 5/31/22	EUR	300	328,262
Hughes Satellite Systems Corp. (e):
5.25%, 8/01/26	USD	1,503	1,422,214
6.63%, 8/01/26		2,446	2,354,275
iHeartCommunications, Inc.:
9.00%, 12/15/19		1,292	1,017,450
9.00%, 3/01/21		241	177,738
9.00%, 9/15/22		3,845	2,845,300
10.63%, 3/15/23		770	571,725
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		2,761	1,801,553
LG Finance Co. Corp., 5.88%, 11/01/24 (e)		598	595,010
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	300	356,968
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (e)	USD	639	629,415
MDC Partners, Inc., 6.50%, 5/01/24 (e)		2,223	1,909,001
Midcontinent Communications & Midcontinent Finance Corp. (e):
6.25%, 8/01/21		3,901	4,071,669
6.88%, 8/15/23		296	311,170
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (e)		2,039	2,059,390
National CineMedia LLC, 5.75%, 8/15/26		605	620,125
Nexstar Escrow Corp., 5.63%, 8/01/24 (e)		1,540	1,524,600
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (e)		5,232	5,336,640

Corporate Bonds	Par (000)		Value
Media (continued)
Numericable Group SA, 5.38%, 5/15/22	EUR	280	$308,480
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	650	674,375
5.63%, 2/15/24		1,064	1,093,260
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,070	1,156,720
Radio One, Inc., 7.38%, 4/15/22 (e)	USD	805	792,925
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (e)		1,130	1,197,800
SFR Group SA:
6.00%, 5/15/22 (e)		4,689	4,724,167
5.63%, 5/15/24	EUR	250	273,910
7.38%, 5/01/26 (e)	USD	11,394	11,365,515
Sirius XM Radio, Inc. (e):
4.25%, 5/15/20		2,204	2,242,570
5.75%, 8/01/21		1,811	1,890,231
4.63%, 5/15/23		230	225,975
Sterling Entertainment Corp., 9.75%, 12/15/19		4,810	4,761,900
TEGNA, Inc.:
5.13%, 10/15/19		857	878,708
4.88%, 9/15/21 (e)		976	1,004,060
5.50%, 9/15/24 (e)		1,308	1,327,620
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (e)		1,246	1,272,478
Townsquare Media, Inc., 6.50%, 4/01/23 (e)		517	488,565
Tribune Media Co., 5.88%, 7/15/22		5,320	5,188,064
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23	EUR	166	187,381
4.00%, 1/15/25		1,111	1,196,274
4.63%, 2/15/26		100	110,224
3.50%, 1/15/27		300	305,237
6.25%, 1/15/29		100	116,281
Univision Communications, Inc. (e):
5.13%, 5/15/23	USD	9,800	9,444,750
5.13%, 2/15/25		7,930	7,513,675
UPC Holding BV, 6.75%, 3/15/23	EUR	200	228,398
UPCB Finance IV Ltd., 4.00%, 1/15/27		400	413,278
Virgin Media Finance PLC:
4.50%, 1/15/25		183	193,409
5.75%, 1/15/25 (e)	USD	2,405	2,380,950
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	300	366,172

12	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Media (continued)
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	2,432	$3,156,767
5.25%, 1/15/26 (e)	USD	730	706,275
5.50%, 8/15/26 (e)		1,144	1,121,120
4.88%, 1/15/27	GBP	200	239,104
6.25%, 3/28/29		829	1,070,747
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (e)	USD	4,428	4,582,980
Wind Acquisition Finance SA:
4.75%, 7/15/20 (e)		250	250,250
7.00%, 4/23/21	EUR	400	437,718
7.38%, 4/23/21 (e)	USD	3,885	3,962,700
Ziggo Bond Finance BV, 5.88%, 1/15/25 (e)		2,643	2,596,748

			220,928,029
Metals & Mining — 7.4%
Alcoa Nederland Holding BV (e):
6.75%, 9/30/24		738	791,505
7.00%, 9/30/26		681	721,860
Alcoa, Inc.:
6.15%, 8/15/20		1,330	1,433,341
5.13%, 10/01/24		3,854	3,931,080
5.90%, 2/01/27		760	771,400
6.75%, 1/15/28		477	507,471
5.95%, 2/01/37		264	252,384
Anglo American Capital PLC:
6.88%, 5/01/18	GBP	100	133,329
1.50%, 4/01/20	EUR	800	842,499
3.63%, 5/14/20 (e)	USD	1,116	1,116,000
4.45%, 9/27/20 (e)		412	421,270
2.88%, 11/20/20	EUR	300	330,791
2.50%, 4/29/21		100	107,417
3.50%, 3/28/22		100	111,227
4.13%, 9/27/22 (e)	USD	1,656	1,660,140
3.25%, 4/03/23	EUR	100	108,655
ArcelorMittal:
7.25%, 2/25/22	USD	115	129,375
8.00%, 10/15/39		400	423,000
7.75%, 3/01/41		1,498	1,539,045
Constellium NV:
7.88%, 4/01/21 (e)		357	383,775
4.63%, 5/15/21	EUR	100	98,562
8.00%, 1/15/23 (e)	USD	6,525	6,737,062
5.75%, 5/15/24 (e)		4,689	4,360,770
First Quantum Minerals Ltd. (e):
7.00%, 2/15/21		967	952,495
7.25%, 5/15/22		1,883	1,826,510
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		1,337	1,333,658
2.38%, 3/15/18		15,430	15,314,275
3.10%, 3/15/20		1,560	1,532,700

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
Freeport-McMoRan, Inc. (continued):
4.00%, 11/14/21	USD	2,078	$2,036,440
3.55%, 3/01/22		4,332	4,100,238
3.88%, 3/15/23		8,799	8,271,060
5.40%, 11/14/34		689	602,875
5.45%, 3/15/43		6,999	5,984,145
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (e)		1,378	1,502,020
Kaiser Aluminum Corp., 5.88%, 5/15/24		773	798,123
Novelis Corp. (e):
6.25%, 8/15/24		6,700	6,934,500
5.88%, 9/30/26		5,403	5,396,246
Nyrstar NV, Series NYR, 5.00%, 7/11/22 (j)	EUR	100	105,434
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	3,085	3,216,112
6.38%, 8/15/22		1,345	1,415,612
5.25%, 4/15/23		949	984,588
5.50%, 10/01/24		1,540	1,628,550
Teck Resources Ltd.:
3.00%, 3/01/19		1,460	1,449,050
3.75%, 2/01/23		1,634	1,552,300
8.50%, 6/01/24 (e)		2,795	3,263,162
6.13%, 10/01/35		502	502,100
6.00%, 8/15/40		2,104	2,040,880
6.25%, 7/15/41		1,207	1,210,078
5.20%, 3/01/42		2,173	1,966,565
5.40%, 2/01/43		1,746	1,580,130
United States Steel Corp., 8.38%, 7/01/21 (e)		2,224	2,457,520
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (e)		2,990	3,102,125

			109,971,449
Multi-Utilities — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		1,230	1,226,925
7.50%, 11/01/23 (e)		1,765	1,760,588

			2,987,513
Multiline Retail — 0.3%
Groupe Fnac SA, 3.25%, 9/30/23	EUR	225	240,255
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (e)	USD	4,467	3,506,595

			3,746,850
Offshore Drilling & Other Services — 0.1%
Sensata Technologies BV, 5.63%, 11/01/24 (e)		903	941,378

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels — 14.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (e)	USD	385	$392,700
Antero Resources Corp., 5.63%, 6/01/23		269	274,044
California Resources Corp., 8.00%, 12/15/22 (e)		3,808	3,046,400
Callon Petroleum Co., 6.13%, 10/01/24 (e)		817	837,425
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		3,006	3,066,120
Cenovus Energy, Inc.:
5.70%, 10/15/19		312	331,897
5.20%, 9/15/43		110	100,087
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (e)		3,678	3,917,070
Chesapeake Energy Corp.:
6.50%, 8/15/17		225	231,047
7.25%, 12/15/18		299	310,586
4.13%, 4/15/19 (d)		2,429	2,295,405
6.63%, 8/15/20		2,202	2,130,435
6.88%, 11/15/20		1,262	1,179,970
4.88%, 4/15/22		425	362,313
8.00%, 12/15/22 (e)		275	284,625
5.50%, 9/15/26 (e)(j)		1,870	1,977,525
Concho Resources, Inc., 6.50%, 1/15/22		222	230,325
CONSOL Energy, Inc.:
5.88%, 4/15/22		15,955	15,316,800
8.00%, 4/01/23		116	118,320
Continental Resources, Inc.:
5.00%, 9/15/22		1,380	1,376,550
4.50%, 4/15/23		1,104	1,073,640
3.80%, 6/01/24		3,669	3,393,825
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		230	234,025
6.25%, 4/01/23		175	177,625
CrownRock LP/CrownRock Finance, Inc. (e):
7.13%, 4/15/21		2,753	2,856,237
7.75%, 2/15/23		1,519	1,617,735
DCP Midstream LLC (e):
6.45%, 11/03/36		1,258	1,239,130
6.75%, 9/15/37		1,490	1,493,725
Denbury Resources, Inc.:
9.00%, 5/15/21 (e)		2,046	2,122,725
5.50%, 5/01/22		1,422	1,162,485
4.63%, 7/15/23		598	460,460
Encana Corp.:
3.90%, 11/15/21		515	509,057
5.15%, 11/15/41		1,203	1,045,275

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Equity LP:
7.50%, 10/15/20	USD	665	$743,138
5.88%, 1/15/24		4,667	4,783,675
5.50%, 6/01/27		1,965	1,915,875
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24 (e)		1,738	1,790,140
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (e)		2,098	2,208,145
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 5/15/23		504	504,000
5.63%, 6/15/24		445	433,875
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (e)		1,792	1,863,680
Gulfport Energy Corp.:
6.63%, 5/01/23		638	666,710
6.00%, 10/15/24 (e)		2,087	2,123,522
Halcon Resources Corp., 8.63%, 2/01/20 (e)		1,185	1,215,218
Hilcorp Energy I LP/Hilcorp Finance Co. (e):
5.00%, 12/01/24		1,758	1,775,580
5.75%, 10/01/25		237	240,555
MEG Energy Corp. (e):
6.50%, 3/15/21		4,781	4,302,900
6.38%, 1/30/23		665	586,863
7.00%, 3/31/24		5,073	4,426,192
Murphy Oil Corp., 6.88%, 8/15/24		2,221	2,337,602
NGPL PipeCo LLC (e):
7.12%, 12/15/17		14,746	15,298,975
9.63%, 6/01/19		3,476	3,632,420
7.77%, 12/15/37		1,603	1,675,135
Noble Holding US Corp/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19		675	680,063
Oasis Petroleum, Inc.:
6.50%, 11/01/21		3,886	3,924,860
6.88%, 3/15/22		2,023	2,083,690
ONEOK, Inc.:
4.25%, 2/01/22		450	439,875
7.50%, 9/01/23		1,400	1,584,632
Paramount Resources Ltd., 6.88%, 6/30/23 (e)		5,730	6,030,825
Parsley Energy LLC/Parsley Finance Corp. (e):
7.50%, 2/15/22		3,009	3,189,540
6.25%, 6/01/24		1,171	1,211,985
PDC Energy, Inc.:
7.75%, 10/15/22		1,039	1,096,145

14	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc. (continued):
6.13%, 9/15/24 (e)	USD	965	$989,125
QEP Resources, Inc.:
6.88%, 3/01/21		240	247,200
5.25%, 5/01/23		1,450	1,406,500
Range Resources Corp. (e):
5.75%, 6/01/21		568	573,680
5.88%, 7/01/22		4,621	4,644,105
5.00%, 8/15/22		530	510,125
5.00%, 3/15/23		1,530	1,468,800
Resolute Energy Corp., 8.50%, 5/01/20		1,549	1,552,872
Rockies Express Pipeline LLC (e):
6.00%, 1/15/19		1,984	2,063,360
5.63%, 4/15/20		265	274,938
6.88%, 4/15/40		3,820	3,877,300
RSP Permian, Inc., 6.63%, 10/01/22		2,065	2,168,250
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		3,443	3,649,580
6.25%, 3/15/22		406	437,465
5.63%, 4/15/23		3,087	3,225,915
5.75%, 5/15/24		6,084	6,418,620
5.63%, 3/01/25		567	591,098
5.88%, 6/30/26 (e)		1,239	1,308,694
5.00%, 3/15/27 (e)		846	835,425
Sanchez Energy Corp.:
7.75%, 6/15/21		138	131,100
6.13%, 1/15/23		6,650	5,818,750
Seven Generations Energy Ltd. (e):
8.25%, 5/15/20		852	906,315
6.75%, 5/01/23		934	981,868
SM Energy Co.:
6.50%, 11/15/21		730	739,125
6.13%, 11/15/22		2,096	2,101,240
6.50%, 1/01/23		523	525,615
5.00%, 1/15/24		88	82,940
6.75%, 9/15/26		694	713,085
Southwestern Energy Co.:
7.50%, 2/01/18		144	150,480
5.80%, 1/23/20		3,113	3,175,260
4.10%, 3/15/22		1,670	1,536,400
6.70%, 1/23/25		460	455,400
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (e):
5.50%, 9/15/24		1,206	1,193,940
5.13%, 2/01/25		548	540,810
5.38%, 2/01/27		251	247,863
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		4,053	4,174,590

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (continued):
5.25%, 5/01/23	USD	78	$77,610
6.75%, 3/15/24		394	417,640
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		321	335,846
6.25%, 10/15/22		3,154	3,374,780
Tullow Oil PLC:
6.00%, 11/01/20 (e)		200	182,250
6.00%, 11/01/20		200	182,250
Weatherford International LLC, 6.80%, 6/15/37		167	131,930
Weatherford International Ltd.:
4.50%, 4/15/22		655	567,806
6.50%, 8/01/36		520	400,400
7.00%, 3/15/38		541	430,095
5.95%, 4/15/42		476	352,335
Whiting Petroleum Corp.:
5.00%, 3/15/19		506	499,675
1.25%, 6/05/20 (j)		4,885	6,320,124
5.75%, 3/15/21		12	11,820
5.75%, 3/15/21 (j)		1,537	2,102,121
6.25%, 4/01/23 (j)		244	330,423
Williams Cos., Inc.:
3.70%, 1/15/23		300	282,750
4.55%, 6/24/24		2,459	2,397,525
5.75%, 6/24/44		3,533	3,338,685
WPX Energy, Inc.:
5.25%, 1/15/17		300	300,375
7.50%, 8/01/20		385	406,175
6.00%, 1/15/22		2,638	2,703,132
8.25%, 8/01/23		1,915	2,111,287

			214,906,270
Paper & Forest Products — 0.3%
Norbord, Inc., 6.25%, 4/15/23 (e)		1,605	1,669,200
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	430	472,880
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (e)	USD	2,865	2,736,075

			4,878,155
Personal Products — 0.0%
Avon International Operations, Inc., 7.88%, 8/15/22 (e)		569	596,739
Pharmaceuticals — 2.8%
DPx Holdings BV, 7.50%, 2/01/22 (e)		2,670	2,803,500
Endo Finance LLC/Endo Finco, Inc. (e):
7.25%, 1/15/22		696	665,550
6.00%, 7/15/23		1,609	1,432,010

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (continued)
Endo Finance LLC/Endo Finco, Inc. (e) (continued):
6.50%, 2/01/25	USD	1,941	$1,657,129
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	675	770,842
Ephios Holdco II PLC, 8.25%, 7/01/23		159	180,680
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	USD	4,047	4,168,410
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (e)		1,458	1,476,225
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (e)		7,115	7,329,019
NBTY, Inc., 7.63%, 5/15/21 (e)		3,353	3,306,896
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	210	239,817
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (e)	USD	813	770,318
5.38%, 3/15/20 (e)		890	747,600
7.00%, 10/01/20 (e)		4,173	3,609,645
6.38%, 10/15/20 (e)		4,263	3,623,550
7.50%, 7/15/21 (e)		3,060	2,585,700
6.75%, 8/15/21 (e)		2,793	2,304,225
5.50%, 3/01/23 (e)		77	56,595
4.50%, 5/15/23	EUR	226	177,249
5.88%, 5/15/23 (e)	USD	1,652	1,230,740
6.13%, 4/15/25 (e)		2,444	1,808,560

			40,944,260
Real Estate Investment Trusts (REITs) — 0.3%
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (e)		1,269	1,243,620
iStar, Inc.:
4.00%, 11/01/17		685	686,713
5.00%, 7/01/19		480	471,600
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/01/26 (e)		1,855	1,776,162
NH Hotel Group SA, 3.75%, 10/01/23	EUR	225	242,413

			4,420,508
Real Estate Management & Development — 1.0%
Annington Finance No. 5 PLC, 13.00%, 1/15/23 (g)	GBP	367	544,064
Aroundtown Property Holdings PLC, 3.00%, 5/05/20 (j)	EUR	100	135,555

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (continued)
Punch Taverns Finance B Ltd., Series A6, 5.94%, 9/30/22	GBP	532	$638,766
Punch Taverns Finance PLC, Series M3, 5.90%, 10/15/27 (d)(e)		622	700,422
Realogy Group LLC/Realogy Co-Issuer Corp. (e):
4.50%, 4/15/19	USD	806	826,150
5.25%, 12/01/21		2,900	2,965,250
4.88%, 6/01/23		6,574	6,311,040
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (e)		1,065	1,078,312
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (e)		1,195	1,135,250

			14,334,809
Road & Rail — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (e):
5.13%, 6/01/22		1,055	1,018,075
6.38%, 4/01/24		1,105	1,096,712
5.25%, 3/15/25		1,810	1,669,725
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	450	460,240
EC Finance PLC, 5.13%, 7/15/21		675	744,015
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (e)	USD	2,037	2,098,110
Herc Rentals, Inc. (e):
7.50%, 6/01/22		853	879,656
7.75%, 6/01/24		83	85,283
Hertz Corp.:
5.88%, 10/15/20		370	360,750
7.38%, 1/15/21		2,360	2,369,440
6.25%, 10/15/22		1,490	1,404,325
5.50%, 10/15/24 (e)		1,860	1,620,525
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	325	333,704
Loxam SAS, 3.50%, 5/03/23		150	156,990
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (e)	USD	1,093	1,120,325

			15,417,875
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		422	451,540
7.00%, 7/01/24		409	413,090
Micron Technology, Inc. (e):
5.25%, 8/01/23		1,989	1,964,137
5.63%, 1/15/26		851	829,725
Microsemi Corp., 9.13%, 4/15/23 (e)		257	297,478
NXP BV/NXP Funding LLC (e):
4.13%, 6/15/20		2,409	2,505,360

16	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC (e) (continued):
4.13%, 6/01/21	USD	1,448	$1,509,540
4.63%, 6/15/22		1,319	1,394,843
3.88%, 9/01/22		1,422	1,457,550
5.75%, 3/15/23		1,070	1,131,525
4.63%, 6/01/23		1,145	1,207,975
Sensata Technologies BV, 5.00%, 10/01/25 (e)		3,923	3,864,155

			17,026,918
Software — 2.6%
BMC Software Finance, Inc., 8.13%, 7/15/21 (e)		2,202	1,981,800
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (e)		1,553	1,634,533
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (e)		4,586	4,586,000
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (e)		244	210,450
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (e)(g)		3,521	3,529,802
Infor US, Inc., 6.50%, 5/15/22		6,826	7,013,715
Informatica LLC, 7.13%, 7/15/23 (e)		946	893,970
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (e)		1,465	1,503,456
Nuance Communications, Inc. (e):
5.38%, 8/15/20		830	848,675
6.00%, 7/01/24		1,600	1,644,000
PTC, Inc., 6.00%, 5/15/24		722	759,905
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (e)		7,107	7,853,235
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		3,037	3,097,740
TIBCO Software, Inc., 11.38%, 12/01/21 (e)		2,117	2,027,027
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	400	390,025

			37,974,333
Specialty Retail — 1.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	2,413	2,431,097
JC Penney Corp., Inc.:
6.38%, 10/15/36		997	812,555
7.40%, 4/01/37		874	773,490
L Brands, Inc.:
8.50%, 6/15/19		3,925	4,508,844

Corporate Bonds	Par (000)		Value
Specialty Retail (continued)
L Brands, Inc. (continued):
6.88%, 11/01/35	USD	2,303	$2,303,000
Penske Automotive Group, Inc.:
5.75%, 10/01/22		2,181	2,230,072
5.38%, 12/01/24		1,447	1,421,678
5.50%, 5/15/26		1,358	1,308,881
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		1,599	1,656,964
THOM Europe SAS, 7.38%, 7/15/19	EUR	200	223,107

			17,669,688
Technology Hardware, Storage & Peripherals — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (e):
4.42%, 6/15/21	USD	1,565	1,610,374
7.13%, 6/15/24		3,202	3,498,086
6.02%, 6/15/26		2,940	3,092,927
8.35%, 7/15/46		945	1,108,095
Western Digital Corp., 7.38%, 4/01/23 (e)		1,339	1,446,120

			10,755,602
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	400	451,991
Springs Industries, Inc., 6.25%, 6/01/21	USD	274	281,453

			733,444
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 9/15/21	GBP	225	281,182
MGIC Investment Corp., 5.75%, 8/15/23	USD	1,117	1,158,888
Radian Group, Inc., 5.25%, 6/15/20		706	727,180

			2,167,250
Trading Companies & Distributors — 0.0%
Ashtead Capital, Inc., 5.63%, 10/01/24 (e)		278	289,120
Transportation Infrastructure — 0.0%
Jack Cooper Enterprises, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (e)(g)		2,972	326,866
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	365	394,582

			721,448
Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21		175	192,837

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services — 5.6%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (e)	USD	477	$494,888
8.25%, 10/15/23		4,920	5,166,000
Digicel Group Ltd., 7.13%, 4/01/22 (e)		2,085	1,548,112
Digicel Ltd., 6.00%, 4/15/21 (e)		8,447	7,337,318
GEO Group, Inc.:
5.88%, 1/15/22		350	349,125
5.88%, 10/15/24		2,030	1,958,950
6.00%, 4/15/26		530	508,800
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	635	676,100
Sprint Capital Corp.:
6.90%, 5/01/19	USD	640	667,200
6.88%, 11/15/28		9,002	8,659,024
8.75%, 3/15/32		408	428,400
Sprint Communications, Inc.:
9.00%, 11/15/18 (e)		17,517	19,246,804
7.00%, 8/15/20		1,270	1,317,625
Sprint Corp.:
7.25%, 9/15/21		922	945,050
7.88%, 9/15/23		3,897	4,023,652
7.13%, 6/15/24		12,105	12,036,970
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (e)		2,554	2,560,385
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,180	2,275,375
6.13%, 1/15/22		367	384,278
6.73%, 4/28/22		1,227	1,282,031
6.00%, 3/01/23		2,599	2,722,452
6.50%, 1/15/24		2,638	2,818,518
6.38%, 3/01/25		994	1,062,338
6.50%, 1/15/26		3,558	3,842,640
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	824	884,233

			83,196,268
Total Corporate Bonds — 107.5%			1,595,395,826

Floating Rate Loan Interests (d)
Air Freight & Logistics — 0.2%
CEVA Group PLC, Synthetic LOC, 5.50%, 3/19/21	USD	916	728,844
CEVA Intercompany BV, Dutch Term Loan, 5.50%, 3/19/21		946	752,760
CEVA Logistics Canada ULC, Canadian Term Loan, 5.50%, 3/19/21		144	114,308

Floating Rate Loan Interests (d)	Par (000)		Value
Air Freight & Logistics (continued)
CEVA Logistics US Holdings, Inc., Term Loan, 7.00%, 3/19/21	USD	1,347	$1,071,823

			2,667,735
Airlines — 0.4%
Delta Air Lines, Inc., 2018 Term Loan B1, 4.75%, 10/18/18		2,301	2,316,052
Northwest Airlines, Inc.:
4.00%, 3/10/17		443	441,703
4.75%, 3/10/17		443	440,863
3.75%, 9/10/18		2,165	2,124,734
4.50%, 9/10/18		1,082	1,061,713

			6,385,065
Auto Components — 0.2%
Gates Global, Inc., Term Loan B, 3.75%, 7/06/21		3,650	3,628,355
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., Term Loan, 5.75%, 2/01/20		194	194,736
Chemours Co., Term Loan B, 3.75%, 5/12/22		127	125,045
MacDermid, Inc., Term Loan B3, 6.50%, 6/07/20		1,145	1,146,243

			1,466,024
Commercial Services & Supplies — 0.3%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 3.75%, 11/26/20		3,740	3,682,154
Diversified Consumer Services — 0.3%
Gol LuxCo S.A., 1st Lien Term Loan, 8.50%, 8/31/20		3,885	3,957,844
Laureate Education, Inc., Term Loan B, 3.58%, 3/17/21		1,104	1,090,118

			5,047,962
Diversified Telecommunication Services — 0.1%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19		1,403	1,409,904
Electric Utilities — 0.4%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 6.50%, 6/30/17		1,443	1,449,854
TEX Operations Co. LLC:
Exit Term Loan B, 9.25%, 8/04/23		3,335	3,365,770

18	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests (d)	Par (000)		Value
Electric Utilities (continued)
TEX Operations Co. LLC (continued):
Exit Term Loan C, 8.87%, 8/04/23	USD	686	$691,808

			5,507,432
Energy Equipment & Services — 0.2%
Weatherford International Ltd., Term Loan, 2.46%, 7/13/20		2,580	2,444,680
Health Care Equipment & Supplies — 0.3%
Alere, Inc., 2015 Term Loan B, 7.50%, 6/18/22		1,615	1,599,797
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		1,303	1,247,741
Immucor, Inc., Refinancing Term Loan B2, 3.25%, 8/17/18		1,865	1,813,372

			4,660,910
Health Care Providers & Services — 0.4%
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		1,649	1,630,572
inVentiv Health, Inc., 2016 Term Loan B, 4.25%, 9/28/23		2,254	2,258,936
MPH Acquisition Holdings LLC, 2016 Term Loan B, 7.36%, 6/07/23		1,078	1,089,450
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.00%, 11/03/20		949	946,856
Vizient, Inc., 2016 Term Loan B, 2.46%, 2/13/23		668	674,147

			6,599,961
Hotels, Restaurants & Leisure — 1.9%
Amaya Holdings BV:
1st Lien Term Loan, 3.61%, 8/01/21		4,722	4,716,781
2nd Lien Term Loan, 5.25%, 8/01/22		248	245,897
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		5,304	5,198,032
Caesars Entertainment Operating Co., Inc., Term Loan B7, 4.75%, 3/01/17		3,447	3,980,043
Caesars Entertainment Resort Properties LLC, Term Loan B, 4.75%, 10/11/20		13,252	13,326,825
Four Seasons Holdings Inc., Term Loan B, 6.50%, 11/21/23		275	277,236

			27,744,814

Floating Rate Loan Interests (d)	Par (000)		Value
Industrial Conglomerates — 0.3%
Vertiv Co., Term Loan B, 4.75%, 9/29/23	USD	4,772	$4,720,827
Insurance — 0.1%
Alliant Holdings I, Inc., Incremental Term Loan B2, 4.25%, 8/12/22		716	719,266
AssuredPartners, Inc., 2016 Term Loan B, 8.00%, 10/21/22		1,223	1,227,104

			1,946,370
Machinery — 0.2%
Silver II US Holdings LLC, Term Loan, 4.25%, 12/13/19		2,863	2,556,700
Media — 0.7%
iHeartCommunications, Inc., Term Loan D, 9.50%, 1/30/19		6,888	5,332,027
Intelsat Jackson Holdings SA, Term Loan B2, 4.25%, 6/30/19		5,557	5,353,551

			10,685,578
Metals & Mining — 0.1%
FMG Resources August 2006 Property Ltd., Term Loan B, 6.50%, 6/30/19		1,879	1,880,208
Oil, Gas & Consumable Fuels — 1.4%
California Resources Corp., Term Loan A, 4.75%, 10/01/19		3,939	3,771,996
Chesapeake Energy Corp., Term Loan, 7.00%, 8/23/21		9,525	10,173,429
CITGO Holding, Inc., 2015 Term Loan B, 3.61%, 5/12/18		2,509	2,535,522
MEG Energy Corp., Refinancing Term Loan, 5.25%, 3/31/20		463	435,060
Ultra Resources, Inc., Revolver, 4.61%, 4/06/17 (h)		4,600	4,289,500

			21,205,507
Pharmaceuticals — 0.7%
DPx Holdings BV, 2014 Incremental Term Loan, 5.50%, 3/11/21		1,475	1,475,372
Jaguar Holding Co. II, 2015 Term Loan B, 5.75%, 8/18/22		3,561	3,569,034
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		1,142	1,142,674
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 5.50%, 10/20/18		399	395,970
Series C2 Term Loan B, 3.75%, 12/11/19		682	674,346
Series D2 Term Loan B, 3.75%, 2/13/19		125	123,795

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests (d)	Par (000)		Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (continued):
Series E Term Loan B, 5.00%, 8/05/20	USD	1,524	$1,504,830
Series F1 Term Loan B, 5.00%, 4/01/22		904	896,021

			9,782,042
Professional Services — 0.2%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,666	1,653,505
2014 2nd Lien Term Loan, 4.25%, 7/25/22		1,249	1,173,705

			2,827,210
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Ltd., Term Loan B3, 6.50%, 2/01/23		1,448	1,461,631
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		297	298,956

			1,760,587
Software — 1.4%
BMC Software Finance, Inc., Term Loan, 3.54%, 9/10/20		5,185	5,061,776
Infor US, Inc., Term Loan B5, 4.25%, 6/03/20		2,612	2,606,737
Informatica Corp., Term Loan, 4.25%, 8/05/22		1,233	1,205,500
Kronos Incorporated:
1st Lien Term Loan, 7.25%, 11/01/23		3,719	3,727,144
2nd Lien Term Loan, 7.25%, 10/04/24		3,635	3,721,401
RP Crown Parent LLC, 2016 Term Loan B, 4.00%, 10/12/23		1,163	1,168,815
Tibco Software Inc., Term Loan B, 5.25%, 12/04/20		3,319	3,309,008

			20,800,381
Specialty Retail — 0.0%
Leslie’s Poolmart, Inc., 2016 Term Loan, 3.75%, 8/16/23		267	269,289
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 5.00%, 8/12/22		5,335	5,312,609
J. Crew Group, Inc., Term Loan B, 4.25%, 3/05/21		888	569,538

			5,882,147

Floating Rate Loan Interests (d)	Par (000)		Value
Wireless Telecommunication Services — 1.7%
Ligado Networks LLC, 2015 2nd Lien Term Loan, 4.25%, 12/07/20 (a)(h)	USD	35,822	$24,627,682
Total Floating Rate Loan Interests — 12.1%			180,189,524

Investment Companies	Shares
United States — 2.0%
Financial Select Sector SPDR Fund		380,017	8,554,183
iShares iBoxx $ High Yield Corporate Bond ETF (l)		43,661	3,739,565
SPDR Barclays High Yield Bond ETF		431,279	15,577,797
SPDR S&P Oil & Gas Exploration & Production ETF		25,675	1,076,553
Total Investment Companies — 2.0%			28,948,098

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (d)(e)	USD	2,882	2,880,925
Commercial Mortgage-Backed Securities — 0.1%
GAHR Commercial Mortgage Trust 2015-NRF, Series 2015-NRF, Class FFX, 3.49%, 12/15/34 (d)(e)		1,925	1,824,004
Total Non-Agency Mortgage-Backed Securities — 0.3%			4,704,929

Other Interests — 0.0% (m)	Beneficial Interest (000)
United States — 0.0%
Lear Corp. Escrow		1,250	13

Preferred Securities

Capital Trusts	Par (000)
Banks — 1.1%
Banco Bilbao Vizcaya Argentaria SA (d)(k):
6.75%		400	390,979
7.00%		1,000	979,036
8.88%		200	222,568

20	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Preferred Securities	Par (000)		Value
Capital Trusts (continued)
Banks (continued)
Banco Popular Espanol SA, 8.25% (d)(k)	USD	600	$549,769
Banco Santander SA, 6.25% (d)(k)		1,100	1,047,806
Bank of Ireland, 7.38% (d)(k)		250	257,517
BNP Paribas SA, 7.20% (k)		100	110,500
Citigroup, Inc. (d)(k):
5.95%		2,857	2,833,346
Series O, 5.88%		2,405	2,405,000
Series Q, 5.95%		1,165	1,170,825
Series R, 6.13%		615	638,063
Cooperatieve Rabobank UA, (d)(k)
5.50%		200	209,482
6.63%		200	221,451
DNB Bank ASA, 6.50% (d)(k)		200	201,500
Intesa Sanpaolo SpA (d)(k):
7.00%		375	377,571
7.70% (e)		200	175,750
Wells Fargo & Co. (d)(k):
Series S, 5.90%		3,310	3,327,377
Series U, 5.88%		1,375	1,417,749

			16,536,289
Capital Markets — 0.7%
Credit Suisse Group AG, 6.25% (d)(e)(k)		200	188,000
Goldman Sachs Group, Inc., Series L, 5.70% (d)(k)		5,218	5,263,657
Morgan Stanley (d)(k):
Series H, 5.45%		3,309	3,242,820
Series J, 5.55%		440	440,550
UBS Group AG (d)(k):
5.75%		800	870,213
7.00%		425	442,851

			10,448,091
Chemicals — 0.0%
Lanxess AG, 4.50%, 12/06/76 (d)		225	235,259
Solvay Finance SA, 5.12% (d)(k)		210	234,276

			469,535
Diversified Financial Services — 1.8%
Bank of America Corp. (d)(k):
Series AA, 6.10%		3,011	3,011,000
Series V, 5.13%		2,205	2,160,900
Series X, 6.25%		2,874	2,859,659
Series Z, 6.50%		1,816	1,889,911
Barclays PLC, 7.88% (d)(k)		325	319,313
Credit Agricole SA, 6.50% (d)(k)		600	642,937
HBOS Capital Funding LP, 6.85% (k)		400	404,500

Preferred Securities	Par (000)		Value
Capital Trusts (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., (d)(k):
6.75%	USD	5,324	$5,723,300
Series Q, 5.15%		850	822,375
Series U, 6.13%		4,228	4,262,352
Series V, 5.00%		3,075	2,990,437
Royal Bank of Scotland Group PLC, 8.63% (d)(k)		982	966,043
Societe Generale SA, 7.38% (d)(e)(k)		300	288,750

			26,341,477
Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV, 6.13% (d)(k)		566	637,367
Orange SA, 4.00% (d)(k):
4.00%		600	665,639
5.75%		100	129,699
Telefonica Europe BV (d)(k):
3.75%		200	200,312
4.20%		1,500	1,584,210
6.50%		600	666,992
6.75%		100	129,186

			4,013,405
Electric Utilities — 0.1%
Enel SpA (d):
6.50%, 1/10/74		689	776,737
7.75%, 9/10/75		105	141,612
Origin Energy Finance Ltd. (d):
4.00%, 6/16/71		110	111,920
7.88%, 9/16/74		100	111,686

			1,141,955
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (e)(k)		400	419,500
SES SA, 5.63% (d)(k)		275	290,730

			710,230
Metals & Mining — 0.0%
BHP Billiton Finance Ltd., 4.75%, 4/22/76 (d)		300	340,371
Oil, Gas & Consumable Fuels — 0.2%
DCP Midstream LLC, 5.85%, 5/21/43 (d)(e)		225	191,250
Gas Natural Fenosa Finance BV, 3.38% (d)(k)		1,200	1,159,752
Repsol International Finance BV, 4.50%, 3/25/75 (d)		369	352,970

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Preferred Securities	Par (000)		Value
Capital Trusts (continued)
Oil, Gas & Consumable Fuels (continued)
TOTAL SA, 3.88% (d)(k)	USD	625	$695,526

			2,399,498
Total Capital Trusts – 4.2%			62,400,851

Preferred Stocks	Shares
Capital Markets — 0.0%
CF-B L2 (D) LLC, (Aquired 4/08/15, cost $629,122) (c)		633,461	535,402
Diversified Financial Services — 0.1%
Concrete Investments II		4,997	566,679
Hotels, Restaurants & Leisure — 1.1%
Amaya, Inc.		19,851	16,243,743
Total Preferred Stocks			17,345,824

Trust Preferred — 0.4%
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 6.60, 2/15/40 (d)		256,246	6,426,333
Total Preferred Securities — 5.8%			86,173,008

Warrants
Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/17)		288,820	2
Peninsula Energy Ltd. (Expires 12/31/18)		515,378	38,058

			38,060

Warrants	Shares	Value
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	6,494	$7,942
Total Warrants — 0.0%		46,002
Total Long-Term Investments (Cost — $2,069,665,633) — 135.9%		2,016,779,692

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.25% (l)(n)	2,643,446	2,643,446
Total Short-Term Securities (Cost – 2,643,446) — 0.2%		2,643,446
Options Purchased (Cost — $1,691,726) — 0.1%		1,388,567
Total Investments Before Options Written (Cost — $2,074,000,805*) — 136.2%		2,020,811,705
Options Written (Premiums Received — $348,010) — (0.0)%		(214,866)
Total Investments, Net of Options Written (Cost — $2,073,652,795) — 136.2%		2,020,596,839
Liabilities in Excess of Other Assets — (36.2)%		(537,101,070)

Net Assets — 100.0%		$1,483,495,769

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,077,218,457

Gross unrealized appreciation	$64,051,499
Gross unrealized depreciation	(120,458,251)

Net unrealized depreciation	$(56,406,752)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	All or a portion of security is held by a wholly owned subsidiary.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $547,577 and an original cost of $816,585, which was less than 0.05% of its net assets.

(d)	Variable rate security. Rate as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Zero-coupon bond.

22	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

(j)	Convertible security.

(k)	Perpetual security with no stated maturity date.

(l)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased		Shares Sold	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Loss
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,643,446	[1]	—	2,643,446	$2,643,446	$1,425	—
iShares iBoxx $ High Yield Corporate Bond ETF	152,000	120,703		(229,042)	43,661	3,739,565	122,623	$(74,083)
Total						$6,383,011	$124,048	$(74,083)

[1] Represents net shares purchased.

(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(n)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(9)	Euro BOBL	December 2016	$1,253,665	$5,047
(6)	Euro Bund Futures	December 2016	$1,024,196	12,936
(230)	S&P 500 E-Mini Index	December 2016	$25,286,200	(1,001,199)
Total				$(983,216)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,100,000	USD	3,802,491	Barclays Bank PLC	12/05/16	$(5,790)
EUR	657,365	USD	700,000	Citibank N.A.	12/05/16	(3,225)
EUR	250,000	USD	265,621	Morgan Stanley & Co. International PLC	12/05/16	(633)
GBP	729,343	USD	909,000	Deutsche Bank AG	12/05/16	3,588
GBP	450,000	USD	559,017	Northern Trust Co.	12/05/16	4,044
GBP	1,000,000	USD	1,249,623	Royal Bank of Scotland PLC	12/05/16	1,624
USD	1,220,322	AUD	1,605,000	BNP Paribas S.A.	12/05/16	35,220
USD	23,194,895	CAD	31,080,000	BNP Paribas S.A.	12/05/16	57,353
USD	145,450	EUR	131,000	Australia and New Zealand Bank Group	12/05/16	6,596
USD	248,301	EUR	225,000	Bank of America N.A.	12/05/16	9,812
USD	257,019	EUR	242,000	BNP Paribas S.A.	12/05/16	510
USD	300,281	EUR	270,000	Citibank N.A.	12/05/16	14,094
USD	75,761,413	EUR	69,132,000	Goldman Sachs International	12/05/16	2,484,773
USD	896,853	GBP	720,000	Citibank N.A.	12/05/16	(4,045)
USD	374,953	GBP	300,000	Citibank N.A.	12/05/16	(421)

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,510,155	GBP	16,041,000	Royal Bank of Scotland PLC	12/05/16	$(561,094)
USD	1,193,157	AUD	1,605,000	National Austrailia Bank Ltd.	1/05/17	8,963
USD	19,297,958	CAD	25,938,000	JPMorgan Chase Bank N.A.	1/05/17	(18,891)
USD	73,299,847	EUR	68,924,000	Goldman Sachs International	1/05/17	109,434
USD	18,526,616	GBP	14,835,000	Royal Bank of Scotland PLC	1/05/17	(55,877)
Total						$2,086,035

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShare Russell 2000 ETF	Put	1/20/17	USD	125.00	3,114	$482,670

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Citibank N.A.	Put	2.40%	Pay	3-Month LIBOR	2/28/17	USD	75,950	$894,193

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	39	$1
Euro Stoxx 50 Index	Put	Morgan Stanley & Co. International PLC	12/16/16	EUR	2,950.00	250	6,213
Euro Stoxx 50 Index	Put	Morgan Stanley & Co. LLC	12/16/16	EUR	3,000.00	140	5,490
Total							$11,704

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShare Russell 2000 ETF	Put	1/20/17	USD	119.00	3,114	$(214,866)

Centrally Cleared Credit Default Swaps — Sell Protection

Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 27, Version 1	5.00%	12/20/21	B+	USD	87,422	$911,522
Markit iTraxx XO, Series 26, Version 1	5.00%	12/20/21	B	EUR	490	(3,457)
Total						$908,065

[1]    Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.

[2]    The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

24	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	NR	USD	8,180	$642,265	—	$642,265
CNH Industrial NV	5.00%	Goldman Sachs International	6/20/21	BB+	EUR	554	78,005	$50,644	27,361
Total							$720,270	$50,644	$669,626

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)			Value	Premiums Paid (Received)	Unrealized Appreciation
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	3/20/17	USD	5,800		$271,976	—	$271,976
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	3/20/17	USD	13,000		164,515	—	164,515
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Morgan Stanley Capital Services LLC	N/A	3/20/17	USD	2,700		21,213	$(4,050)	25,263
iBoxx USD Liquid High Yield Index	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	3/20/17	USD	2,700		(3,885)	(4,628)	743
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	6/20/17	USD	1,800		10,749	—	10,749
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Morgan Stanley Capital Services LLC	N/A	6/20/17	USD	1,400		44,663	—	44,663
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Morgan Stanley Capital Services LLC	N/A	6/20/17	USD	2,700		5,138	—	5,138
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Citibank N.A.	N/A	6/20/17	USD	2,000		(2,374)	(3,048)	674
Markit iBoxx Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	12/20/16	USD	1,900		78,224	—	78,224
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate plus 0.25%	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	25		555,243	—	555,243
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate plus 0.25%	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	1		14,632	—	14,632
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate plus 0.25%	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	—	[1]	7,258	—	7,258
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate plus 0.25%	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	1		27,797	—	27,797
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate plus 0.25%	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	5		72,728	—	72,728
Total								$1,267,877	$(11,726)	$1,279,603

[1] Amount is less than $500.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	25

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
LOC	Letter of Credit
OTC	Over-the-Counter
PIK	Payment-In-Kind
USD	U.S. Dollar

26	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$35,290,110	$20,917,270	$56,207,380
Common Stocks	$45,486,281	15,567,004	4,061,627	65,114,912
Corporate Bonds	—	1,589,622,733	5,773,093	1,595,395,826
Floating Rate Loan Interests	—	167,002,427	13,187,097	180,189,524
Investment Companies	28,948,098	—	—	28,948,098
Non-Agency Mortgage-Backed Securities	—	4,704,929	—	4,704,929
Other Interests	—	—	13	13
Preferred Securities	6,426,333	62,400,851	16,810,422	85,637,606
Warrants	—	38,060	7,942	46,002
Short-Term Securities	2,643,446	—	—	2,643,446
Options Purchased:
Equity contracts	11,703	1	—	11,704
Interest rate contracts	482,670	894,193	—	1,376,863

Subtotal	$83,998,531	$1,875,520,308	$60,757,464	$2,020,276,303

Investments Valued at NAV[1]				535,402

Total				$2,020,811,705

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	27

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Credit contracts	—	$1,581,148	—	$1,581,148
Equity contracts	—	677,658	—	677,658
Foreign currency exchange contracts	—	2,736,011	—	2,736,011
Interest rate contracts	$17,983	601,945	—	619,928
Liabilities:
Credit contracts	—	(3,457)	—	(3,457)
Equity contracts	(1,216,065)	—	—	(1,216,065)
Foreign currency exchange contracts	—	(649,976)	—	(649,976)

Total	$(1,198,082)	$4,943,329	—	$3,745,247

[1]

As of November 30, 2016, certain of the Trust’s investments were fair valued using net asset value (“NAV”) per share as no quoted market value is available and have been excluded from the fair value hierarchy.

[2]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$28,816	—	—	$28,816
Cash pledged:
Centrally cleared swaps	4,908,000	—	—	4,908,000
Futures contracts	1,121,150	—	—	1,121,150
Foreign currency at value	160,298	—	—	160,298
Liabilities:
Bank borrowings payable	—	$(548,000,000)	—	(548,000,000)
Cash received as collateral for OTC derivatives	—	(5,210,000)	—	(5,210,000)

Total	$6,218,264	$(553,210,000)	—	$(546,991,736)

During the period ended November 30, 2016, there were no transfers between level 1 and 2.

28	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (HYT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of August 31, 2016	$1,725,910	$13,191,932	$5,853,024	$22,184,147	$13	$17,201,711	$13,361	$60,170,098
Transfers into Level 3[1]	—	2,229,894	—	1,673,315	—	—	—	3,903,209
Transfers out of Level 3[2]	—	(3,932,460)	—	(9,143,290)	—	—	(130)	(13,075,880)
Accrued discounts/premiums	—	3,710	1,621	40,331	—	—	—	45,662
Net realized gain (loss)	—	—	(55)	61,899	—	—	—	61,844
Net change in unrealized appreciation (depreciation)[3,4]	2,335,717	174,313	(1,565)	440,147	—	(391,289)	(5,289)	2,552,034
Purchases	—	9,249,881	—	—	—	—	—	9,249,881
Sales	—	—	(79,932)	(2,069,452)	—	—	—	(2,149,384)

Closing Balance, as of November 31, 2016	$4,061,627	$20,917,270	$5,773,093	$13,187,097	$13	$16,810,422	$7,942	$60,757,464

Net change in unrealized appreciation/depreciation on investments still held at November 30, 2016[4]	$2,335,717	$174,313	$(1,565)	$440,147	—	$(391,289)	$(5,289)	$2,552,034

[1]

As of August 31, 2016, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of August 31, 2016, the Trust used significant unobservable inputs in determining the value of certain investments. As of November 30, 2016, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	Included in the related net change in unrealized appreciation (depreciation).
[4]

Any difference between net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2016	29

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 23, 2017